Personnel expenses - Plan assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Debt instruments	kr 101	kr 104	kr 85
Other Investments	29	34	38
Properties	29	28	27
Total plan assets	195	200	181
Sweden
Disclosure of net defined benefit liability (asset) [line items]
Equity investments	8	6	5
Foreign equity investments
Disclosure of net defined benefit liability (asset) [line items]
Equity investments	kr 27	kr 28	kr 26